Bank Debt, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total debt	$ 571,791	$ 587,665
Debt
Current portion of Long-term debt	26,583	13,264
Long-term debt	545,208	574,401
Total	571,791	587,665
Current portion of deferred financing costs	995	1,087
Deferred financing costs non-current	3,392	4,620
Total deferred financing costs	4,387	5,707
Long term debt, net of deferred fianncing costs
Total debt	571,791	587,665
Less: Total deferred financing costs	4,387	5,707
Total debt, net of deferred financing costs	567,404	581,958
Less: Current portion of long-term debt, net of current portion of deferred financing costs	25,588	12,177
Long-term debt, net of deferrred financing costs, non-current	541,816	569,781
Maxpente, Maxeikositessera, Maxenteka | Terminated loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 0	5,260
Commencement	Dec. 01, 2015
Maturity	Sep. 01, 2017
Debt
Total	$ 0	5,260
Long term debt, net of deferred fianncing costs
Total debt	0	5,260
Maxpente, Maxeikositessera, Maxenteka | Terminated loan agreement 2
Debt Instrument [Line Items]
Total debt	$ 0	69,632
Commencement	Dec. 01, 2015
Maturity	Sep. 01, 2017
Debt
Total	$ 0	69,632
Long term debt, net of deferred fianncing costs
Total debt	0	69,632
Maxeikositria | Terminated loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 0	22,178
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2017
Debt
Total	$ 0	22,178
Long term debt, net of deferred fianncing costs
Total debt	0	22,178
Maxeikositria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 12,968	0
Commencement	Sep. 01, 2017
Maturity	Aug. 01, 2022
Debt
Total	$ 12,968	0
Long term debt, net of deferred fianncing costs
Total debt	12,968	0
Maxeikosi | Terminated loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 0	22,178
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2017
Debt
Total	$ 0	22,178
Long term debt, net of deferred fianncing costs
Total debt	0	22,178
Maxeikosi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 12,968	0
Commencement	Sep. 01, 2017
Maturity	Aug. 01, 2022
Debt
Total	$ 12,968	0
Long term debt, net of deferred fianncing costs
Total debt	12,968	0
Maxtessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 28,000	28,000
Commencement	Jul. 01, 2014
Maturity	Jun. 01, 2021
Debt
Total	$ 28,000	28,000
Long term debt, net of deferred fianncing costs
Total debt	28,000	28,000
Maxeikosiexi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 6,063	6,063
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total	$ 6,063	6,063
Long term debt, net of deferred fianncing costs
Total debt	6,063	6,063
Marathassa | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 6,545	6,545
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total	$ 6,545	6,545
Long term debt, net of deferred fianncing costs
Total debt	6,545	6,545
Marinouki | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 9,904	9,904
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total	$ 9,904	9,904
Long term debt, net of deferred fianncing costs
Total debt	9,904	9,904
Kerasies | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 6,918	6,918
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total	$ 6,918	6,918
Long term debt, net of deferred fianncing costs
Total debt	6,918	6,918
Soffive | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 10,757	10,757
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total	$ 10,757	10,757
Long term debt, net of deferred fianncing costs
Total debt	10,757	10,757
Eptaprohi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 50,518	50,518
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total	$ 50,518	50,518
Long term debt, net of deferred fianncing costs
Total debt	50,518	50,518
Shikokuokto | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 15,018	15,018
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total	$ 15,018	15,018
Long term debt, net of deferred fianncing costs
Total debt	15,018	15,018
Petra | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 18,024	18,254
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total	$ 18,024	18,254
Long term debt, net of deferred fianncing costs
Total debt	18,024	18,254
Pemer | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 18,024	18,254
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total	$ 18,024	18,254
Long term debt, net of deferred fianncing costs
Total debt	18,024	18,254
Glovertwo | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 12,833	12,833
Commencement	Feb. 01, 2016
Maturity	Aug. 01, 2022
Debt
Total	$ 12,833	12,833
Long term debt, net of deferred fianncing costs
Total debt	12,833	12,833
Maxdekatria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 9,167	9,167
Commencement	Feb. 01, 2016
Maturity	Aug. 01, 2022
Debt
Total	$ 9,167	9,167
Long term debt, net of deferred fianncing costs
Total debt	9,167	9,167
Shikokutessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 14,667	14,667
Commencement	Feb. 01, 2016
Maturity	Aug. 01, 2022
Debt
Total	$ 14,667	14,667
Long term debt, net of deferred fianncing costs
Total debt	14,667	14,667
Maxpente | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 20,000	0
Commencement	Sep. 01, 2017
Maturity	Aug. 01, 2022
Debt
Total	$ 20,000	0
Long term debt, net of deferred fianncing costs
Total debt	20,000	0
Maxeikositessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 13,650	0
Commencement	Sep. 01, 2017
Maturity	Aug. 01, 2022
Debt
Total	$ 13,650	0
Long term debt, net of deferred fianncing costs
Total debt	13,650	0
Maxenteka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 15,925	0
Commencement	Sep. 01, 2017
Maturity	Aug. 01, 2022
Debt
Total	$ 15,925	0
Long term debt, net of deferred fianncing costs
Total debt	15,925	0
Safe Bulkers | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 160,527	145,527
Commencement	Nov. 01, 2014
Maturity	Sep. 01, 2022
Debt
Total	$ 160,527	145,527
Long term debt, net of deferred fianncing costs
Total debt	160,527	145,527
Maxdeka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 17,044	20,452
Commencement	Aug. 01, 2011
Maturity	Dec. 01, 2022
Debt
Total	$ 17,044	20,452
Long term debt, net of deferred fianncing costs
Total debt	17,044	20,452
Shikoku | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,400	26,133
Commencement	Oct. 01, 2011
Maturity	Aug. 01, 2023
Debt
Total	$ 22,400	26,133
Long term debt, net of deferred fianncing costs
Total debt	22,400	26,133
Shikokuepta | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,050	23,683
Commencement	Feb. 01, 2016
Maturity	Feb. 01, 2024
Debt
Total	$ 22,050	23,683
Long term debt, net of deferred fianncing costs
Total debt	22,050	23,683
Maxeikosiena | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 21,271	22,178
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total	$ 21,271	22,178
Long term debt, net of deferred fianncing costs
Total debt	21,271	22,178
Youngone | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,733	23,546
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total	$ 22,733	23,546
Long term debt, net of deferred fianncing costs
Total debt	22,733	23,546
Youngtwo | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 23,817	0
Commencement	Jan. 01, 2017
Maturity	Jan. 01, 2027
Debt
Total	$ 23,817	0
Long term debt, net of deferred fianncing costs
Total debt	$ 23,817	$ 0